Accounts payable (Details Narrative)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Payables	$ 5,470,000		$ 1,837,000
Carlos Moreira
Defined Benefit Plan Disclosure [Line Items]
Payables	2,802,000	SFr 2,555,032	1,580,000
OISTE
Defined Benefit Plan Disclosure [Line Items]
Payables	$ 189,000	SFr 172,320	$ 172,000